Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of cash and cash equivalents
	At December 31,
	2021	2020
	(in Euros)
Cash in bank	€37,236,089	€15,462,805
Cash in hand & prepaid cards	4,073	2,438
Total	€37,240,162	€15,465,243

Schedule of deferred offering costs

SEC registration fee	€3,261
Nasdaq listing fee	43,990
FINRA filing fee	5,687
Underwriter fees and commissions	1,614,978
Legal fees and expenses	1,705,945
Accounting fees and expenses	284,087
Advisory fees	273,609
Total	€3,931,557